WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 90.29%
COMMON STOCKS - 17.55%
AEROSPACE & DEFENSE - 0.75%
Aerojet Rocketdyne Holdings, Inc. (e)	45,643		$2,143,395
APPLICATION SOFTWARE - 0.47%
Pluralsight, Inc. Class A (a)	60,929		1,361,154
SEMrush Holdings, Inc. Class A (a)	150		1,786
			1,362,940
BIOTECHNOLOGY - 0.49%
Alexion Pharmaceuticals, Inc. (a)	145		22,172
China Biologic Products Holdings, Inc. - ADR (a)	11,701		1,385,515
			1,407,687
CHEMICALS - 1.61%
DuPont de Nemours, Inc. (e)(j)	25,257		1,951,861
International Flavors & Fragrances, Inc. (e)(j)	19,125		2,670,041
			4,621,902
CONTAINERS & PACKAGING - 0.25%
Crown Holdings, Inc. (e)(j)	7,500		727,800
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.00%
Coherent, Inc. (a)(e)(j)	11,323		2,863,474
ENTERTAINMENT - 0.19%
Glu Mobile, Inc. (a)	44,253		552,277
HEALTH CARE EQUIPMENT - 0.08%
Varian Medical Systems, Inc. (a)	1,377		243,082
INSURANCE - 0.02%
Syncora Holdings Ltd. - ADR (a)	226,178		70,115
INSURANCE BROKERS - 0.23%
Willis Towers Watson plc - ADR (e)	2,850		652,308
INTEGRATED TELECOMMUNICATION SERVICES - 0.21%
Cincinnati Bell, Inc. (a)	38,981		598,358
INTERACTIVE MEDIA & SERVICES - 0.56%
IAC/InterActiveCorp (a)(e)(j)	4,078		882,112
Sogou, Inc. - ADR (a)	97,660		737,333
			1,619,445
INTERNET & DIRECT MARKETING RETAIL - 0.56%
eBay, Inc. (e)(j)	26,200		1,604,488
LIFE & HEALTH INSURANCE - 1.68%
American Equity Investment Life Holding Company (j)	2,918		92,005
Athene Holding Ltd. - ADR (a)	92,798		4,677,018
Genworth Financial, Inc. Class A (a)	15,670		52,024
Oscar Health, Inc. Class A (a)	300		8,064
			4,829,111
LIFE SCIENCES TOOLS & SERVICES - 0.42%
PRA Health Sciences, Inc. (a)(e)	7,809		1,197,354
METALS & MINING - 0.10%
Pan American Silver Corporation (a)(b)	322,499		280,574
OIL & GAS REFINING & MARKETING - 0.11%
Marathon Petroleum Corporation (j)	5,700		304,893
OIL, GAS & CONSUMABLE FUELS - 0.79%
Royal Dutch Shell plc Class B - ADR (e)	61,718		2,273,074
PHARMACEUTICALS - 2.41%
Aphria, Inc. - ADR (a)(e)	115,977		2,130,498
GW Pharmaceuticals plc - ADR (a)(e)	15,791		3,425,068
TPCO Holding Corporation - ADR (a)	182,408		1,353,467
			6,909,033
RAILROADS - 1.28%
Kansas City Southern (e)	13,951		3,681,948
REITS - 0.29%
Brookfield Property Partners LP (b)	47,156		838,905
RESEARCH & CONSULTING SERVICES - 1.72%
CoreLogic, Inc. (e)(j)	62,451		4,949,242
SEMICONDUCTORS - 1.43%
Inphi Corporation (a)(e)	3,836		684,381
Magnachip Semiconductor Corporation (a)	77,664		1,933,834
Maxim Integrated Products, Inc. (a)(e)	13,206		1,206,632
Xilinx, Inc. (a)	2,386		295,625
			4,120,472
SPECIALITY CHEMICALS - 0.00%
Diversey Holdings Ltd. - ADR (a)	43		633
SPECIALTY STORES - 0.14%
The Michaels Cos, Inc. (a)(j)	17,892		392,551
WIRELESS TELECOMMUNICATION SERVICES - 0.76%
Vodafone Group plc - ADR (e)(j)	117,800		2,171,054
TOTAL COMMON STOCKS (Cost $49,193,359)			50,416,115
	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 46.48% (a)
26 Capital Acquisition Corporation	51,600		518,064
890 5th Avenue Partners, Inc. Class A (e)	52,000		517,400
Accelerate Acquisition Corporation	95,761		950,907
ACE Convergence Acquisition Corporation Class A - ADR	84,443		841,897
Ackrell Spac Partners I Company (e)	112,200		1,138,830
Ajax I Class A - ADR (e)	284,542		2,919,401
Altimar Acquisition Corporation II - ADR	19,400		197,878
Altimar Acquisition Corporation III - ADR	12,014		120,140
Altitude Acquisition Corporation Class A	37,388		375,002
Anzu Special Acquisition Corporation I	56,956		568,421
Apollo Strategic Growth Capital Class A - ADR	64,557		639,114
Archimedes Tech SPAC Partners Company	56,647		560,239
Ares Acquisition Corporation - ADR	108,633		1,086,330
Arrowroot Acquisition Corporation (f)	91,466		907,800
Artius Acquisition, Inc. - ADR	146,583		1,480,488
Ascendant Digital Acquisition Corporation Class A - ADR	56,927		563,577
Atlas Crest Investment Corporation II	53,300		533,266
Aurora Acquisition Corporation - ADR	20,637		213,593
Austerlitz Acquisition Corporation I - ADR	56,566		567,923
Austerlitz Acquisition Corporation II - ADR	56,500		566,695
Authentic Equity Acquisition Corporation - ADR	51,000		504,390
Avanti Acquisition Corporation Class A - ADR	171,808		1,678,564
Bespoke Capital Acquisition Corporation Class A - ADR	81,328		811,653
Biotech Acquisition Company - ADR	10,000		98,900
BlueRiver Acquisition Corporation - ADR	26,000		259,220
BowX Acquisition Corporation Class A	34,898		407,609
Bridgetown 2 Holdings Ltd. Class A - ADR	10,000		102,400
Bright Lights Acquisition Corporation Class A	21,110		202,656
Bright Lights Acquisition Corporation	205,886		2,036,213
Build Acquisition Corporation	9,251		91,307
Burgundy Technology Acquisition Corporation - ADR	25,936		282,573
Burgundy Technology Acquisition Corporation Class A - ADR	75,744		749,108
CA Healthcare Acquisition Corporation	27,128		268,567
Carney Technology Acquisition Corporation II	30,113		302,937
CC Neuberger Principal Holdings II Class A - ADR (e)	249,991		2,464,911
CC Neuberger Principal Holdings III - ADR	54,900		548,451
CF Acquisition Corporation IV	84,803		829,797
CF Acquisition Corporation VI	28,500		282,720
CF Acquisition Corporation VIII	57,044		565,876
CHP Merger Corporation (f)	54,178		559,117
CHP Merger Corporation Class A	72,602		719,486
Class Acceleration Corporation	53,000		524,700
Climate Real Impact Solutions II Acquisition Corporation	27,128		271,280
Cohn Robbins Holdings Corporation Class A - ADR	110,022		1,081,516
Colicity, Inc. Class A (e)	54,772		553,197
Colonnade Acquisition Corporation II - ADR	56,454		556,072
Compute Health Acquisition Corporation Class C	55,400		558,986
Concord Acquisition Corporation	111,474		1,090,216
Conx Corporation Class A (e)	231,080		2,303,868
Corner Growth Acquisition Corporation - ADR	62,019		626,392
COVA Acquisition Corporation - ADR	55,500		552,225
Crucible Acquisition Corporation	5,600		58,408
D & Z Media Acquisition Corporation	15,838		156,638
D8 Holdings Corporation Class A - ADR	10,300		102,382
Decarbonization Plus Acquisition Corporation II	27,600		277,656
Deep Lake Capital Acquisition Corporation - ADR	122,341		1,230,750
Delwinds Insurance Acquisition Corporation	52,374		523,216
DFP Healthcare Acquisitions Corporation Class A (e)(f)	120,954		1,204,702
DiamondHead Holdings Corporation	27,100		268,561
DigitalOcean Holdings, Inc.	100		4,213
Dragoneer Growth Opportunities Corporation III - ADR	13,118		132,623
E.Merge Technology Acquisition Corporation Class A	73,998		721,480
Equity Distribution Acquisition Corporation Class A	195,973		1,942,092
ESM Acquisition Corporation - ADR	56,454		561,153
Falcon Capital Acquisition Corporation Class A	112,397		1,120,598
Far Peak Acquisition Corporation Class A - ADR	56,216		549,230
Far Peak Acquisition Corporation - ADR	122,741		1,239,684
FinServ Acquisition Corporation II	28,500		284,002
Fintech Evolution Acquisition Group - ADR	36,677		362,002
FirstMark Horizon Acquisition Corporation Class A	14,900		156,748
Foley Trasimene Acquisition Corporation	43,003		431,750
Foresight Acquisition Corporation	33,133		328,348
Fortistar Sustainable Solutions Corporation	47,426		469,992
Fortress Capital Acquisition Corporation - ADR	124,986		1,251,110
Fortress Value Acquisition Corporation IV	16,404		162,400
Frazier Lifesciences Acquisition Corporation Class A - ADR	53,515		543,712
FTAC Athena Acquisition Corporation - ADR	65,285		652,850
FTAC Hera Acquisition Corporation - ADR	37,333		372,957
Fusion Acquisition Corporation Class A	163,353		1,626,996
Fusion Acquisition Corporation II	15,500		153,915
G Squared Ascend I, Inc. - ADR	86,194		861,940
Galileo Acquisition Corporation - ADR	126,337		1,263,370
GigCapital4, Inc.	28,088		277,229
Goal Acquisitions Corporation	272,843		2,731,158
Golden Falcon Acquisition Corporation Class A	125,274		1,211,400
Gores Holdings V, Inc.	2		18
Gores Holdings V, Inc. Class A	65,639		655,077
Gores Technology Partners, Inc.	1,000		10,010
GS Acquisition Holdings Corporation Class A	150,429		1,568,974
Haymaker Acquisition Corporation III	28,814		286,411
Healthcare Services Acquisition Corporation Class A	128,000		1,239,040
Hennessy Capital Investment Corporation V	44,900		454,388
HH&L Acquisition Company - ADR	27,208		274,801
Highcape Capital Acquisition Corporation Class A	101,454		1,209,332
Highland Transcend Partners I Corporation - ADR	20,000		201,200
Hudson Executive Investment Corporation Class A	125,119		1,241,180
Hudson Executive Investment Corporation II	54,000		529,740
Independence Holdings Corporation - ADR	56,180		561,800
INSU Acquisition Corporation III	61,265		618,777
InterPrivate II Acquisition Corporation	55,833		552,188
InterPrivate III Financial Partners, Inc.	55,833		550,513
InterPrivate IV InfraTech Partners, Inc.	55,833		552,747
Isleworth Healthcare Acquisition Corporation	7,075		68,557
Jack Creek Investment Corporation - ADR	54,000		535,140
Jaws Mustang Acquisition Corporation - ADR	25,000		253,750
Jaws Spitfire Acquisition Corporation - ADR	14,836		158,003
Kairos Acquisition Corporation - ADR (e)	129,553		1,296,826
Kensington Capital Acquisition Corporation II	56,300		577,638
Khosla Ventures Acquisition Company	13,503		136,380
Khosla Ventures Acquisition Company III Class A	38,902		387,464
KL Acquisition Corporation Class A	159,999		1,551,990
KludeIn I Acquisition Corporation	20,000		199,000
Legato Merger Corporation	19,214		194,638
Lerer Hippeau Acquisition Corporation Class A	55,833		552,747
LGL Systems Acquisition Corporation Class A (e)	119,152		1,184,371
Liberty Media Acquisition Corporation	2,792		29,902
Longview Acquisition Corporation II	43,846		440,214
Marlin Technology Corporation - ADR	174,681		1,678,684
Marlin Technology Corporation Class A - ADR	2		20
Marquee Raine Acquisition Corporation - ADR	132,736		1,347,270
Mason Industrial Technology, Inc.	53,675		533,530
Medicus Sciences Acquisition Corporation - ADR	60,000		591,000
Montes Archimedes Acquisition Corporation Class A	119,312		1,166,871
Motive Capital Corporation Class A - ADR	50,286		492,803
The Music Acquisition Corporation	54,900		547,902
Nebula Caravel Acquisition Corporation	56,348		558,972
New Vista Acquisition Corporation - ADR	135,609		1,354,734
Newbury Street Acquisition Corporation	57,099		564,709
NextGen Acquisition Corporation Class A - ADR	30,653		304,078
NextGen Acquisition Corporation II - ADR	101,946		1,009,265
Noble Rock Acquisition Corporation - ADR	83,381		824,638
North Atlantic Acquisition Corporation - ADR	55,461		551,837
Northern Genesis Acquisition Corporation II	58,700		601,088
Northern Star Investment Corporation II	110,310		1,103,100
Novus Capital Corporation II	27,600		276,000
Omega Alpha SPAC - ADR	113,424		1,122,898
One Equity Partners Open Water I Corporation	84,160		839,075
Pathfinder Acquisition Corporation - ADR	55,514		549,589
Peridot Acquisition Corporation II - ADR	46,817		465,361
Pershing Square Tontine Holdings Ltd. Class A (j)	12,829		308,024
Pioneer Merger Corporation - ADR	54,104		540,499
Pivotal Investment Corporation III	53,401		534,010
Plum Acquisition Corporation I - ADR	86,629		861,959
Pontem Corporation Class A - ADR	149,373		1,445,931
Power & Digital Infrastructure Acquisition Corporation	28,000		281,400
Prime Impact Acquisition I - ADR	13,873		137,343
Prime Impact Acquisition I Class A - ADR	108,775		1,058,381
Priveterra Acquisition Corporation	55,621		552,873
Progress Acquisition Corporation	6,042		59,514
Property Solutions Acquisition Corporation II	28,061		275,840
Prospector Capital Corporation Class A - ADR	122,268		1,189,668
Qell Acquisition Corporation Class A - ADR	39,996		407,159
Queen's Gambit Growth Capital - ADR	32,232		325,221
RedBall Acquisition Corporation Class A - ADR	36,523		363,404
Reinvent Technology Partners Class Y - ADR	59,599		598,374
Revolution Acceleration Acquisition Corporation Class A	26,528		268,994
RMG Acquisition Corporation III - ADR	104,475		1,039,526
Rocket Internet Growth Opportunities Corporation - ADR	66,999		670,660
Roman DBDR Tech Acquisition Corporation	56,518		562,354
Ross Acquisition Corporation II - ADR	49,115		489,185
ScION Tech Growth I - ADR (e)	368,025		3,606,645
ScION Tech Growth II - ADR	56,000		557,760
SCP & CO Healthcare Acquisition Company	54,000		538,380
SCVX Corporation Class A - ADR	21,403		211,034
Senior Connect Acquisition Corporation I Class A	50,288		488,799
Simon Property Group Acquisition Holdings, Inc.	54,720		549,936
Soaring Eagle Acquisition Corporation - ADR	57,000		576,840
Spartan Acquisition Corporation III	56,149		563,174
Sports Entertainment Acquisition Corporation	46,146		473,458
Starboard Value Acquisition Corporation Class A	88,104		874,873
Supernova Partners Acquisition Company III Ltd. - ADR	66,817		668,170
Sustainable Development Acquisition I Corporation	50,000		497,500
SVF Investment Corporation 2 - ADR	4,000		40,400
SVF Investment Corporation 3 - ADR	4,000		40,400
Tailwind Acquisition Corporation Class A	73,616		730,271
Thimble Point Acquisition Corporation	108,519		1,085,190
Thunder Bridge Capital Partners III, Inc.	143,492		1,419,136
Tishman Speyer Innovation Corporation II	107,879		1,078,790
TPG Pace Tech Opportunities Corporation Class A - ADR	138,798		1,375,488
Trebia Acquisition Corporation Class A - ADR	131,943		1,314,152
Tribe Capital Growth Corporation I	50,250		505,013
Tuscan Holdings Corporation II	134,424		1,356,338
TWC Tech Holdings II Corporation Class A	183,422		1,804,872
Twelve Seas Investment Company II	11,061		108,951
TZP Strategies Acquisition Corporation - ADR	30,925		308,013
VectoIQ Acquisition Corporation II	116,523		1,180,378
VG Acquisition Corporation Class A - ADR	52,394		532,847
Virgin Group Acquisition Corporation II - ADR	100,683		999,782
Virtuoso Acquisition Corporation	68,746		677,836
Vy Global Growth Class A - ADR	129,873		1,314,315
Yucaipa Acquisition Corporation Class A - ADR	116,429		1,146,826
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $134,828,449)			133,539,263
	Shares
PRIVATE INVESTMENT IN PUBLIC EQUITY - 0.27% (a)(f)(l)
Ascendant Digital Acquisition Corporation Class A (b)	27,000		270,000
Tuscan Holdings Corporation	50,000		500,000
TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $770,000)			770,000

CLOSED-END FUNDS - 2.17% (e)
Apollo Senior Floating Rate Fund, Inc.	11,127		165,347
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611		124,943
BlackRock MuniYield Quality Fund III, Inc.	77,879		1,110,554
First Trust Senior Floating Rate Income Fund II	5,810		71,231
Invesco Senior Income Trust	64,480		270,816
Nuveen Intermediate Duration Municipal Term Fund	185,935		2,655,152
Nuveen Municipal Credit Income Fund	48,255		779,801
Nuveen New York AMT-Free Quality Municipal Income Fund	58,257		795,208
Voya Prime Rate Trust	55,805		258,935
TOTAL CLOSED-END FUNDS (Cost $6,099,930)			6,231,987

PREFERRED STOCKS - 1.89%
Brookfield Property REIT, Inc. 6.375% Series A	2,092		51,735
Freddie Mac, 8.375%, Series Z (a)(e)	537,348		2,708,234
GMAC Capital Trust I, 5.983% ( 3 Month U.S. LIBOR +5.785%), 2/15/2040, Series 2 (e)	39,471		1,005,721
Pebblebrook Hotel Trust, 6.375%, Series E	3,515		86,575
Qurate Retail, Inc. 8.000%	15,411		1,566,528
TOTAL PREFERRED STOCKS (Cost $6,126,560)			5,418,793

CONTINGENT VALUE RIGHTS - 0.12% (a)(f)
Alder Biopharmaceuticals, Inc.	194,778		223,995
Ligand Pharmaceuticals	113,683		127,893
Media General, Inc. (e)	42,852		1,286
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			353,174

RIGHTS - 0.06% (a)
Bristol-Myers Squibb Company	169,085		173,312
TOTAL RIGHTS (Cost $0)			173,312

WARRANTS - 1.38% (a)
ACE Convergence Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50 (b)	48,601		94,772
Ajax I Class A
Expiration: December 2026, Exercise Price: $11.50 (b)	65,868		111,317
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	35,748		–
Altitude Acquisition Corporation Class A
Expiration: November 2027, Exercise Price: $11.50	8,107		13,782
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	21,519		27,114
ArcLight Clean Transition Corporation
Expiration: September 2027, Exercise Price: $11.50 (b)	87,500		500,500
Ascendant Digital Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	35,022		35,372
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	23,300		24,465
BowX Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	22,422		47,983
CC Neuberger Principal Holdings II Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	26,370		29,023
CEC BRANDS LLC
Expiration: December 2025 , Exercise Price: $21.88 (d)(g)	45,120		56,400
ChargePoint Holdings, Inc.
Expiration: February 2026, Exercise Price: $11.50	45,400		687,810
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	20,060		16,048
Churchill Capital Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	2,058		22,947
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	36,674		44,009
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	57,770		71,057
D8 Holdings Corporation Class A
Expiration: August 2027, Exercise Price: $11.50 (b)	5,150		5,922
Dragoneer Growth Opportunities Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	800		1,272
E.Merge Technology Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	24,666		23,433
Falcon Capital Acquisition Corporation Class A
Expiration: August 2027, Exercise Price: $11.50	3,209		4,942
Foley Trasimene Acquisition Corporation
Expiration: July 2025, Exercise Price: $11.50	7,595		12,152
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	53,893		62,516
Galileo Acquisition Corporation
Expiration: October 2026, Exercise Price: $11.50 (b)	126,337		69,485
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	50,877		59,526
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	62,637		44,472
Gores Holdings V, Inc. Class A
Expiration: August 2027, Exercise Price: $11.50	5,119		7,934
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	64,000		40,320
Highcape Capital Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50	24,671		80,674
Hudson Executive Investment Corporation
Expiration: June 2025, Exercise Price: $11.50	55,361		80,273
International General Insurance Holdings Ltd.
Expiration: March 2025, Exercise Price: $11.50 (b)(f)	20,975		18,668
Isleworth Healthcare Acquisition Corporation
Expiration: August 2027, Exercise Price: $11.50	3,538		1,650
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	4,492		12,353
Kaixin Auto Holdings
Expiration: April 2024, Exercise Price: $11.50 (b)	48,712		7,185
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	53,333		34,666
LGL Systems Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	59,576		75,066
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	58,227		42,506
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	59,656		50,708
Motive Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	16,762		14,751
Northern Star Investment Corporation II
Expiration: January 2028, Exercise Price: $11.50	10,860		14,878
Opendoor Technologies, Inc.
Expiration: December 2025, Exercise Price: $11.50	22,098		225,621
Pontem Corporation Class A
Expiration: January 2027, Exercise Price: $11.50 (b)	49,791		37,343
Prospector Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	40,756		41,164
Reebonz Holdings Ltd.
Expiration: December 2023, Exercise Price: $92.00 (b)(f)	23,859		206
Revolution Acceleration Acquisition Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	11,756		23,277
ScION Tech Growth I
Expiration: November 2025, Exercise Price: $11.50 (b)	122,675		112,861
SCVX Corporation
Expiration: January 2025, Exercise Price: $11.50 (b)	10,701		10,701
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	25,144		17,865
Star Peak Energy Transition Corporation
Expiration: August 2025, Exercise Price: $11.50	51,163		723,956
TPG Pace Tech Opportunities Corporation Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	672		907
Trebia Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	43,981		65,972
Tuscan Holdings Corporation II
Expiration: July 2025, Exercise Price: $11.50	48,478		38,782
VG Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50 (b)	18,591		31,233
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	40,886		85,861
TOTAL WARRANTS (Cost $7,307,743)			3,963,700

	Principal Amount
BANK LOANS - 3.25%
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023 (f)(i)	$963,977		955,691
Claire's Stores, Inc.
6.808% (1 Month U.S. LIBOR + 6.500%), 12/18/2026 (f)(i)	259,380		247,708
Cyxtera DC Holdings, Inc.
8.250% (3 Month U.S. LIBOR + 7.250%), 5/1/2025 (f)(i)	568,000		563,740
Heritage Power LLC
7.000% (1 Month U.S. LIBOR + 6.000%), 8/2/2026 (f)(i)	3,507,525		3,358,455
McGraw-Hill Global Education Holdings LLC
5.750% (3 Month U.S. LIBOR + 4.000%), 5/4/2022 (f)(i)	867,055		869,764
RentPath LLC
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025 (f)(i)	138,073		139,454
8.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)	2,217,000		2,017,470
Watts Guerra LLP
8.000%, 12/31/2022 (d)(g)(k)	1,191,000		1,191,000
TOTAL BANK LOANS (Cost $9,304,218)			9,343,282

CONVERTIBLE BONDS - 0.20% (f)
Pluralsight, Inc.
0.375%, 3/1/2024	569,000		561,887
TOTAL CONVERTIBLE BONDS (Cost $562,029)			561,887

CORPORATE BONDS - 7.56% (f)
APX Group, Inc.
7.875%, 12/1/2022 (e)	3,322,000		3,340,687
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.000%, 2/15/2025 (b)(h)	545,000		562,167
Bombardier, Inc.
6.125%, 1/15/2023 (b)(h)	756,000		787,941
7.875%, 4/15/2027 (b)(e)(h)	1,474,000		1,447,792
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	1,059,000		1,094,741
Diamond Resorts International, Inc.
7.750%, 9/1/2023 (h)	685,000		714,534
10.750%, 9/1/2024 (h)	588,000		624,541
Genesis Energy LP / Genesis Energy Finance Corporation
5.625%, 6/15/2024 (e)	3,324,000		3,255,443
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (e)(h)	1,355,000		1,428,678
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	1,316,000		1,332,345
Ingram Micro, Inc.
5.450%, 12/15/2024 (e)	1,019,000		1,162,191
Michaels Stores, Inc.
4.750%, 10/1/2027 (e)(h)	1,271,000		1,384,119
Navistar International Corporation Class B
6.625%, 11/1/2025 (e)(h)	1,923,000		1,997,574
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (e)(h)	1,440,000		1,441,736
Oasis Midstream Partners LP / OMP Finance Corporation
8.000%, 4/1/2029 (h)	355,000		364,763
Solera LLC / Solera Finance, Inc.
10.500%, 3/1/2024 (h)	350,000		362,023
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(h)	390,000		408,281
TOTAL CORPORATE BONDS (Cost $20,740,640)			21,709,556

	Contracts (100 shares per contract)	Notional Amount
PURCHASED OPTIONS - 1.34% (a)
PURCHASED CALL OPTIONS - 0.03% (a)
Analog Devices, Inc.
Expiration: June 2021, Exercise Price: $180.00	146	$ 2,264,168	18,980
Marvell Technology Group Ltd. - ADR
Expiration: August 2021, Exercise Price: $65.00	527	2,581,246	62,186
			81,166
PURCHASED PUT OPTIONS - 1.34% (a)
AECOM
Expiration: June 2021, Exercise Price: $45.00	457	2,929,827	4,570
ArcLight Clean Transition Corporation
Expiration: May 2021, Exercise Price: $35.00	875	1,564,500	1,566,250
Bayer AG
Expiration: April 2021, Exercise Price: EUR 45.00 (b)	1,188	1,886,544	5,573
ChargePoint Holdings, Inc.
Expiration: April 2021, Exercise Price: $40.00	454	1,212,180	625,385
Crown Holdings, Inc.
Expiration: April 2021, Exercise Price: $82.50 (f)	75	727,800	1,125
Expiration: April 2021, Exercise Price: $85.00	666	6,462,864	11,655
Dell Technologies, Inc.
Expiration: April 2021, Exercise Price: $60.00	455	4,010,825	5,460
Deutsche Telekom AG
Expiration: April 2021, Exercise Price: EUR 13.40 (b)	2,765	4,747,505	3,243
Expiration: May 2021, Exercise Price: EUR 14.80 (b)	3,092	5,308,964	29,008
DuPont de Nemours, Inc.
Expiration: April 2021, Exercise Price: $55.00	252	1,947,456	12,978
eBay, Inc.
Expiration: May 2021, Exercise Price: $45.00	262	1,604,488	3,406
Electricite de France SA
Expiration: April 2021, Exercise Price: EUR 9.20 (b)	1,674	1,915,056	9,815
The Hartford Financial Services Group, Inc.
Expiration: May 2021, Exercise Price: $60.00	684	4,568,436	87,552
IAC/InterActiveCorp
Expiration: May 2021, Exercise Price: $185.00	103	2,227,993	41,972
International Flavors & Fragrances, Inc.
Expiration: May 2021, Exercise Price: $120.00	190	2,652,590	19,475
Jazz Pharmaceuticals plc - ADR
Expiration: June 2021, Exercise Price: $140.00	10	164,370	2,200
Marathon Petroleum Corporation
Expiration: April 2021, Exercise Price: $45.00	57	304,893	855
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $30.00	81	194,481	66,825
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $390.00	49	1,942,017	14,161
Expiration: May 2021, Exercise Price: $390.00	97	3,844,401	70,131
Star Peak Energy Transition Corporation
Expiration: April 2021, Exercise Price: $50.00	511	1,358,238	1,203,405
Vivendi SE
Expiration: May 2021, Exercise Price: EUR 25.00 (b)	426	1,192,800	5,995
Vodafone Group plc
Expiration: April 2021, Exercise Price: $16.00	2,903	5,350,229	5,806
XPO Logistics, Inc.
Expiration: May 2021, Exercise Price: $100.00	482	5,943,060	56,394
			3,853,239
TOTAL PURCHASED OPTIONS (Cost $4,085,304)			3,934,405

	Shares
ESCROW NOTES - 5.48% (a)(f)
Altaba, Inc.	1,085,083		15,747,267
AMR Corporation	28,850		3,174
TOTAL ESCROW NOTES (Cost $13,999,291)			15,750,441

SHORT-TERM INVESTMENTS - 2.51%
MONEY MARKET FUNDS - 2.51% (c)(e)
Goldman Sachs Government Fund, FST Share Class, 0.04%	7,206,412		7,206,412
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,206,412)			7,206,412
TOTAL LONG INVESTMENTS
(Cost $260,223,935) - 90.29%			259,372,327

SHORT INVESTMENTS - (2.93)%
COMMON STOCKS - (2.93)%
AEROSPACE & DEFENSE - (0.03)%
Teledyne Technologies, Inc.	(185)		(76,525)
ELECTRONIC COMPONENTS - (0.64)%
II-VI, Inc.	(27,060)		(1,850,092)
FINANCIAL EXCHANGES & DATA - (1.04)%
S&P Global, Inc.	(8,447)		(2,980,693)
LIFE SCIENCES TOOLS & SERVICES - (0.07)%
ICON plc - ADR	(949)		(186,355)
PHARMACEUTICALS - (0.06)%
AstraZeneca plc - ADR	(310)		(15,413)
Jazz Pharmaceuticals plc - ADR (j)	(918)		(150,892)
			(166,305)
RAILROADS - (0.90)%
Canadian Pacific Railway Ltd. - ADR	(6,822)		(2,587,516)
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.16)%
Opendoor Technologies, Inc.	(22,098)		(468,257)
SEMICONDUCTORS - (0.03)%
Marvell Technology Group Ltd. - ADR (j)	(1,825)		(89,389)
TOTAL COMMON STOCKS
(Proceeds $8,403,810)			(8,405,132)
TOTAL SHORT INVESTMENTS
(Proceeds $8,403,810) - (2.93)%			(8,405,132)

TOTAL NET INVESTMENTS
(Cost $251,820,125) - 87.36%			250,967,195
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.64%			36,312,773
TOTAL NET ASSETS - 100.00%			$287,279,968

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2021, these securities represent 4.86% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	Represents unfunded commitments.

(m)	Investment Valuation
The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Private Investment in Public Equity. The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or  market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$50,416,115	$-	$-	$50,416,115
Special Purpose Acquisition Companies	130,867,644	2,671,619	-	133,539,263
Private Investment in Public Equity	-	770,000	-	770,000
Closed-End Funds	6,231,987	-	-	6,231,987
Preferred Stocks	5,418,793	-	-	5,418,793
Contingent Value Rights	-	353,174	-	353,174
Rights	173,312	-	-	173,312
Warrants	3,888,426	18,874	56,400	3,963,700
Bank Loans	-	8,152,282	1,191,000	9,343,282
Convertible Bonds	-	561,887	-	561,887
Corporate Bonds	-	21,709,556	-	21,709,556
Purchased Option Contracts	3,933,280	1,125	-	3,934,405
Escrow Notes	-	15,750,441	-	15,750,441
Short-Term Investments	7,206,412	-	-	7,206,412
Forward Currency Exchange Contracts**	-	343,604	-	343,604
Swap Contracts**	-	5,898,649	-	5,898,649
Total	$208,135,969	$56,231,211	$1,247,400	$265,614,580

Liabilities
Short Common Stocks*	$(8,405,132)	$-	$-	$(8,405,132)
Written Option Contracts	(5,196,482)	-	-	(5,196,482)
Forward Currency Exchange Contracts**	-	(31,027)	-	(31,027)
Total	$(13,601,614)	$(31,027)	$-	$(13,632,641)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.
*** Amount less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2021, the value of these securities was $1,247,400. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Private Investment in Public Equity	Warrants	Bank Loans	Total Investment
Balance as of December 31, 2020	$3,236,912	$5,211,131	$43,800	$1,191,000	$9,682,843
Purchases on Investments	-	-	-	-	-
(Sales) of Investments	(3,495,157)	(4,280,162)	-	-	(7,775,319)
Realized (Gain) Loss	327,245	3,050,452	-	-	3,377,697
Transfers Into Level 3	-	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	(69,000)	(3,981,421)	12,600	-	(4,037,821)
Balance as of March 31, 2021	$-	$-	$56,400	$1,191,000	$1,247,400

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2021	$-	$-	$(2,181,357)	$-	$(2,181,357)

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized appreciation on investments related to Level 3 securities held by the Fund at March 31, 2021 totals $(4,037,821).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of March 31, 2021 for the Fund are as follows:

	Description	Fair Value at March 31, 2021		Valuation Technique	Unobservable Input	Input Values (Ranges)
	Warrant	$-	*	Projected Final Exercise Price**	Value of Final Exercise Price	$0.00 - $0.01
	Warrant	$56,400		Projected Final Exercise Price	Expected Recovery	$1.25
*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.

The table above does not include certain Level 3 investments that are valued by brokers. At March 31, 2021, the net value of these securities was $17,966,000. The inputs for these  investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
AECOM
Expiration: June 2021, Exercise Price: $55.00	(457)	$(2,929,827)	$(461,570)
American Equity Investment Life Holding Company
Expiration: May 2021, Exercise Price: $25.00	(30)	(94,590)	(19,590)
Apollo Global Management, Inc.
Expiration: May 2021, Exercise Price: $47.00	(637)	(2,994,537)	(181,545)
Coherent, Inc.
Expiration: April 2021, Exercise Price: $220.00	(4)	(101,156)	(13,220)
CoreLogic, Inc.
Expiration: April 2021, Exercise Price: $80.00	(286)	(2,266,550)	(10,010)
Expiration: May 2021, Exercise Price: $80.00	(46)	(364,550)	(3,220)
Crown Holdings, Inc.
Expiration: April 2021, Exercise Price: $90.00	(75)	(727,800)	(55,125)
Expiration: April 2021, Exercise Price: $95.00	(666)	(6,462,864)	(225,108)
Dell Technologies, Inc.
Expiration: April 2021, Exercise Price: $70.00	(455)	(4,010,825)	(844,026)
Deutsche Telekom AG
Expiration: April 2021, Exercise Price: EUR 15.00 (a)	(2,765)	(4,747,505)	(703,628)
DuPont de Nemours, Inc.
Expiration: April 2021, Exercise Price: $62.50	(252)	(1,947,456)	(383,040)
eBay, Inc.
Expiration: May 2021, Exercise Price: $50.00	(262)	(1,604,488)	(328,286)
Electricite de France SA
Expiration: April 2021, Exercise Price: EUR 11.00 (a)	(1,674)	(1,915,056)	(192,384)
Extended Stay America, Inc.
Expiration: April 2021, Exercise Price: $19.65	(116)	(229,100)	(2,320)
The Hartford Financial Services Group, Inc.
Expiration: May 2021, Exercise Price: $65.00	(252)	(1,683,108)	(119,700)
Expiration: May 2021, Exercise Price: $70.00	(470)	(3,139,130)	(124,550)
IAC/InterActiveCorp
Expiration: May 2021, Exercise Price: $210.00	(103)	(2,227,993)	(201,365)
International Flavors & Fragrances, Inc.
Expiration: May 2021, Exercise Price: $130.00	(190)	(2,652,590)	(233,700)
Jazz Pharmaceuticals plc - ADR
Expiration: June 2021, Exercise Price: $170.00	(8)	(131,496)	(6,712)
Marathon Petroleum Corporation
Expiration: April 2021, Exercise Price: $50.00	(57)	(304,893)	(24,054)
Marvell Technology Group Ltd. - ADR
Expiration: August 2021, Exercise Price: $80.00	(527)	(2,581,246)	(17,391)
The Michaels Cos, Inc.
Expiration: April 2021, Exercise Price: $22.50	(179)	(392,726)	(895)
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $45.00	(81)	(194,481)	(11,340)
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $400.00	(129)	(5,112,657)	(30,228)
Expiration: April 2021, Exercise Price: $405.00	(16)	(634,128)	(1,888)
Vodafone Group plc
Expiration: April 2021, Exercise Price: $18.00 (a)	(2,903)	(5,350,229)	(174,180)
XPO Logistics, Inc.
Expiration: May 2021, Exercise Price: $115.00	(482	(5,943,060)	(623,226)
			(4,992,301)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: April 2021, Exercise Price: EUR 51.00 (a)	(1,188)	(1,886,544)	(37,615)
Deutsche Telekom AG
Expiration: May 2021, Exercise Price: EUR 16.00 (a)	(3,092)	(5,308,964)	(97,902)
Pershing Square Tontine Holdings Ltd.
Expiration: September 2021, Exercise Price: $22.50	(162)	(388,962)	(40,986)
SPDR S&P 500 ETF Trust
Expiration: April 2021, Exercise Price: $360.00	(17)	(673,761)	(748)
Expiration: April 2021, Exercise Price: $365.00	(17)	(673,761)	(952)
Vivendi SE
Expiration: May 2021, Exercise Price: EUR 27.00 (a)	(426)	(1,192,800)	(25,978)
			(204,181)
TOTAL WRITTEN OPTIONS
(Premiums received $4,712,830)			$(5,196,482)

ETF - Exchange-Traded Fund
EUR - Euro
(a) Foreign security.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2021	Currency to be Received		March 31, 2021	(Depreciation)*
4/9/2021	JPM	3,174,954	AUD	$2,411,670	2,262,688	USD	$2,262,688	$(148,982)
4/22/2021	GS	2,478,703	EUR	2,908,095	3,044,368	USD	3,044,368	136,273
4/28/2021	JPM	1,841,590	EUR	2,160,881	2,194,801	USD	2,194,801	33,920
5/10/2021	JPM	8,881,542	EUR	10,424,162	10,783,593	USD	10,783,593	359,431
5/10/2021	JPM	5,601,799	USD	5,601,799	4,693,380	EUR	5,508,565	(93,234)
5/17/2021	JPM	1,113,844	EUR	1,307,509	1,368,384	USD	1,368,384	60,875
5/17/2021	JPM	55,176	USD	55,176	44,878	EUR	52,681	(2,495)
5/26/2021	JPM	312,305	EUR	366,679	373,173	USD	373,173	6,494
6/16/2021	GS	3,196,554	EUR	3,754,818	3,886,636	USD	3,886,636	131,818
6/23/2021	JPM	2,659,918	EUR	3,124,937	3,179,225	USD	3,179,225	54,288
12/15/2021	GS	8,288,601	EUR	9,778,761	10,044,443	USD	10,044,443	265,682
5/12/2021	JPM	294,810	GBP	406,479	404,216	USD	404,216	(2,263)
5/12/2021	GS	2,643,100	GBP	3,644,258	3,480,050	USD	3,480,050	(164,208)
5/12/2021	GS	575,831	USD	575,831	430,804	GBP	593,984	18,153
5/13/2021	GS	1,063,110	GBP	1,465,800	1,421,686	USD	1,421,686	(44,114)
5/13/2021	JPM	1,654,460	GBP	2,281,145	2,212,201	USD	2,212,201	(68,944)
5/18/2021	JPM	4,529,054	GBP	6,244,672	6,014,269	USD	6,014,269	(230,403)
5/18/2021	JPM	16,374	USD	16,374	12,246	GBP	16,885	511
5/4/2021	JPM	1,563,958	HKD	201,195	201,769	USD	201,769	574
6/23/2021	JPM	156,133,100	JPY	1,411,247	1,504,953	USD	1,504,953	93,706
6/23/2021	JPM	1,488,973	USD	1,488,973	156,133,100	JPY	1,411,247	(77,726)
4/15/2021	JPM	5,499,550	NOK	642,994	618,624	USD	618,624	(24,370)
4/15/2021	JPM	635,404	USD	635,404	5,499,550	NOK	642,995	7,591
				$60,908,859			$61,221,436	$312,577

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
NOK	- Norwegian Krone
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
March 31, 2021 (Unaudited)
								Unrealized
			Pay/Receive on	Financing	Payment		Notional	Appreciation
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Amount	(Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	AECOM	12/4/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	45,700	$ 2,345,781	$583,524
GS	Alexion Pharmaceuticals, Inc.	12/15/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	88,434	13,840,438	(320,447)
JPM	Beijing Jingneng Clean Energy Company, Ltd. Class H	12/1/2021	Pay	0.550% + Overnight Rate	Quarterly	579,244	190,935	(59,857)
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	12/22/2021	Pay	0.380% + Overnight Rate	Quarterly	73,288	882,176	70,369
JPM	BlackRock MuniYield Quality Fund, Inc.	1/0/1900	Pay	0.380% + Overnight Rate	Quarterly	85,655	1,144,351	76,832
BAML	Bristol-Myers Squibb Company CVR	2/2/2022	Pay	0.000%**	Monthly	25,034	-	25,660
BAML	Brookfield Property Partners LP	1/5/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	67,663	1,197,975	5,485
GS	Change Healthcare, Inc.	1/27/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	246,546	5,705,582	(257,779)
JPM	Coca-Cola Amatil Ltd.	10/26/2021	Pay	0.550% + Overnight Rate	Quarterly	249,016	2,184,103	355,370
GS	Coherent, Inc.	1/27/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	18,813	4,295,540	461,290
GS	Crown Holdings, Inc.	12/17/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	66,600	6,294,228	167,424
GS	Dell Technologies, Inc. Class C	12/17/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	52,259	3,904,270	701,513
JPM	Deutsche Telekom AG	10/21/2021	Pay	0.550% + Overnight Rate	Quarterly	289,716	5,067,683	764,273
GS	Dialog Semiconductor plc	2/18/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	122,794	9,522,446	(276,304)
GS	Discovery, Inc. Class C	1/27/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	36,325	1,215,798	123,924
BAML	DouYu International Holdings Ltd.	11/30/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	39,970	535,650	(119,690)
JPM	Eaton Vance Floating-Rate Income Trust	12/22/2021	Pay	0.483% + Overnight Rate	Quarterly	93,205	1,259,986	53,986
JPM	Electricite de France SA	11/17/2021	Pay	0.550% + Overnight Rate	Quarterly	167,400	2,429,036	(183,995)
GS	Extended Stay America, Inc.	3/29/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	121,621	2,405,663	(3,715)
JPM	First Trust Senior Floating Rate Income Fund II	7/20/2021	Pay	0.800% + Overnight Rate	Quarterly	12,108	130,282	18,105
GS	Flir Systems, Inc.	1/7/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	176,491	9,379,007	585,924
GS	G4S plc	9/18/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	1,046,112	2,993,484	539,197
JPM	G4S plc	3/10/2022	Pay	0.450% + Overnight Rate	Quarterly	93,511	315,101	658
GS	GrandVision N.V.	2/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	87,174	2,646,359	41,772
JPM	Groupe Bruxelles Lambert S.A.	7/20/2021	Pay	0.550% + Overnight Rate	Quarterly	13,563	1,177,670	225,775
GS	The Hartford Financial Services Group, Inc.	3/29/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	72,217	4,763,433	59,808
JPM	IAC/InterActiveCorp	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	6,300	826,371	536,196
GS	IHS Markit Ltd.	3/29/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	32,843	3,260,653	(82,198)
BAML	Inphi Corporation	12/3/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	69,549	10,937,544	1,468,088
GS	Invesco Dynamic Credit Opportunities Fund	12/22/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	19,812	206,348	18,832
GS	Invesco Municipal Opportunity Trust	3/11/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	47,566	548,640	78,020
JPM	Invesco Senior Income Trust	12/22/2021	Pay	0.380% + Overnight Rate	Quarterly	207,181	803,060	66,919
BAML	Maxim Integrated Products, Inc.	10/15/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	106,611	7,967,531	1,771,618
JPM	Nuveen AMT-Free Municipal Credit Income Fund	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	38,528	602,193	48,795
JPM	Nuveen AMT-Free Quality Municipal Income Fund	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	313,259	4,526,222	115,258
JPM	Nuveen California Quality Municipal Income Fund	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	40,893	597,856	9,680
JPM	Nuveen Intermediate Duration Municipal Term Fund	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	30,701	407,402	30,916
JPM	Nuveen Municipal Credit Income Fund	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	39,155	590,849	41,763
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	85,021	1,114,625	45,661
GS	Nuveen New York Quality Municipal Income Fund	3/12/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	31,029	411,301	37,836
GS	PRA Health Sciences, Inc.	3/12/2022	Pay	1.000% + 1 Month U.S. LIBOR	Monthly	28,414	4,166,913	188,369
BAML	Qiagen N.V.	2/10/2022	Pay	0.450% + 1 Month U.S. LIBOR	Monthly	39,609	2,172,554	(244,248)
BAML	Qiagen N.V.	7/27/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	21,850	1,035,116	28,601
JPM	Qiagen N.V.	7/23/2021	Pay	0.550% + Overnight Rate	Quarterly	1,747	84,998	37
GS	Realpage, Inc.	1/8/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	64,157	5,562,547	31,022
BAML	Renault S.A.	5/29/2021	Pay	0.350% + 1 Month U.S. LIBOR	Monthly	3,000	70,408	59,507
JPM	Renault S.A.	7/20/2021	Pay	0.550% + Overnight Rate	Quarterly	25,418	705,728	394,855
JPM	Royal Dutch Shell plc ADR Class B	7/20/2021	Pay	0.380% + Overnight Rate	Quarterly	40,950	1,247,337	260,571
JPM	RSA Insurance Group plc	11/6/2021	Pay	0.450% + Overnight Rate	Quarterly	659,386	5,798,836	390,179
GS	Signature Aviation plc	12/18/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	98,214	524,025	23,290
GS	Siltronic AG	3/3/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	23,636	3,800,012	10,495
GS	Slack Technologies, Inc. Class A	12/3/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	310,539	13,113,779	(498,766)
JPM	SLM Corporation, 1.884% (3 Month U.S. LIBOR +1.700%) Series B	7/20/2021	Pay	0.800% + Overnight Rate	Quarterly	35,769	1,162,492	813,229
JPM	Suez	10/9/2021	Pay	0.550% + Overnight Rate	Quarterly	63,791	1,202,686	147,973
GS	Varian Medical Systems, Inc.	10/28/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	79,542	13,843,381	195,689
GS	Vodafone Group plc	3/22/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	172,500	3,211,950	(33,263)
GS	Voya Prime Rate Trust	12/22/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	111,684	501,409	16,614
JPM	Voya Prime Rate Trust	12/24/2021	Pay	0.380% + Overnight Rate	Quarterly	37,088	166,837	5,214
GS	Willam Hill plc	9/24/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	393,869	1,143,002	333,659
JPM	Willam Hill plc	9/25/2021	Pay	0.450% + Overnight Rate	Quarterly	549,914	2,022,692	38,855
GS	Willis Towers Watson plc	3/12/2021	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	69,482	13,855,821	2,044,368
BAML	Xilinx, Inc.	12/4/2021	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	42,686	5,703,946	(416,009)
JPM	Xilinx, Inc.	12/4/2021	Pay	0.380% + Overnight Rate	Quarterly	22,937	3,392,612	(551,481)
GS	XPO Logistics, Inc.	3/23/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	48,200	5,629,278	313,038

SHORT TOTAL RETURN SWAP CONTRACTS
BAML	Advanced Micro Devices, Inc.	11/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(66,937)	(5,767,848)	512,883
JPM	Advanced Micro Devices, Inc.	10/27/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(50,269)	(4,170,425)	223,203
JPM	American Airlines Group, Inc.	7/20/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(194)	(2,225)	(2,412)
BAML	Analog Devices, Inc.	7/30/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(75,529)	(9,307,984)	(2,405,774)
GS	Aon plc	4/23/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(78,086)	(15,437,997)	(2,531,634)
BAML	Apollo Global Management, Inc.	3/15/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(26,735)	(1,298,667)	41,749
GS	AstraZeneca plc	12/15/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(187,850)	(9,612,395)	271,840
JPM	Basket of Swaps	7/20/2021	Pay	(0.950)% + Overnight Rate	Quarterly	(10,248)	(1,158,088)	(175,899)
BAML	Brookfield Asset Management, Inc.	1/5/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(19,166)	(807,713)	(45,237)
GS	Discovery, Inc. Class A	2/17/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(38,192)	(1,885,157)	225,211
BAML	HUYA, Inc.	11/30/2021	Pay	(7.750)% + 1 Month U.S. LIBOR	Monthly	(29,178)	(610,237)	40,555
GS	ICON plc	3/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(13,987)	(2,545,859)	(200,949)
BAML	Marvell Technology Group Ltd.	10/29/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(168,655)	(7,608,463)	(652,878)
JPM	Nissan Motor Company Ltd.	7/20/2021	Pay	(0.467)% + Overnight Rate	Quarterly	(171,229)	(680,384)	(272,200)
BAML	Pan American Silver Corporation	3/22/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(16,028)	(529,725)	48,361
JPM	Royal Dutch Shell plc ADR Class A	7/20/2021	Pay	(0.600)% + Overnight Rate	Quarterly	(102,668)	(3,327,470)	(699,024)
GS	S&P Global, Inc.	3/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(874)	(299,537)	(8,893)
GS	salesforce.com, Inc.	12/4/2021	Pay	(0.350)% + U.S. Federal Funds	Monthly	(24,175)	(5,655,248)	532,938
GS	Teledyne Technologies, Inc.	1/14/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(12,494)	(4,843,797)	(324,781)
GS	Tilray, Inc.	3/8/2022	Pay	(1.883)% + U.S. Federal Funds	Monthly	(72,688)	(1,629,665)	(23,095)
BAML	VMware, Inc. Class A	10/15/2021	Pay	(0.855)% + 1 Month U.S. LIBOR	Monthly	(3,001)	(417,988)	(33,599)
								$5,898,649
BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Rate	- Overnight Banking Funding Rate
plc	- Public Limited Company
U.S. Federal Funds	- U.S. Federal Funds Effective Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).